Ordinary shares (Details)	12 Months Ended
	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 01, 2017 $ / shares shares
Ordinary shares
Ordinary shares, shares authorized (in shares)			1,500,000,000
Ordinary shares issued (in shares)	421,218,860	430,463,797	1
Ordinary shares, shares outstanding (in shares)	400,523,605	372,470,225	1
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of Class A ordinary shares issued during conversion	1
Class A ordinary shares
Ordinary shares
Ordinary shares issued (in shares)	421,218,860	361,092,832
Ordinary shares, shares outstanding (in shares)	400,523,605	303,099,260
Number of votes per share | Vote	1
Class B ordinary shares
Ordinary shares
Ordinary shares issued (in shares)	0	69,370,965
Ordinary shares, shares outstanding (in shares)		69,370,965
Number of votes per share | Vote	10